SHARE BASED PAYMENTS (Details 3)	9 Months Ended
	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 $ / shares shares
Statement [Line Items]
Options Outstanding | shares	259,917	259,917
Weighted Average Remaining Life In Years	4 years 7 months 6 days
Exercise Price | $ / shares	$ 5.15
Exercise Price Range 1 [Member]
Statement [Line Items]
Options Outstanding | shares	85	85
Weighted Average Remaining Life In Years	1 year 10 months 24 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	Aug. 25, 2025
Exercise Price Range 2 [Member]
Statement [Line Items]
Options Outstanding | shares	328	328
Weighted Average Remaining Life In Years	2 years 4 months 13 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	Feb. 10, 2026
Exercise Price Range 3 [Member]
Statement [Line Items]
Options Outstanding | shares	2	2
Weighted Average Remaining Life In Years	2 years 7 months 24 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	May 23, 2026
Exercise Price Range 4 [Member]
Statement [Line Items]
Options Outstanding | shares	3,665	3,665
Weighted Average Remaining Life In Years	2 years 8 months 23 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Jun. 24, 2026
Exercise Price Range 5 [Member]
Statement [Line Items]
Options Outstanding | shares	1,122	1,122
Weighted Average Remaining Life In Years	2 years 9 months 3 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Jul. 02, 2026
Exercise Price Range 6 [Member]
Statement [Line Items]
Options Outstanding | shares	250	250
Weighted Average Remaining Life In Years	2 years 10 months 20 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Aug. 20, 2026
Exercise Price Range 7 [Member]
Statement [Line Items]
Options Outstanding | shares	375	375
Weighted Average Remaining Life In Years	3 years 4 months 2 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Jan. 31, 2027
Exercise Price Range 8 [Member]
Statement [Line Items]
Options Outstanding | shares	250	250
Weighted Average Remaining Life In Years	3 years 5 months 1 day
Exercise Price | $ / shares	$ 315.95
Expiry Date	Mar. 03, 2027
Exercise Price Range 9 [Member]
Statement [Line Items]
Options Outstanding | shares	25,000	25,000
Weighted Average Remaining Life In Years	3 years 6 months 10 days
Exercise Price | $ / shares	$ 7.20
Expiry Date	Apr. 12, 2027
Exercise Price Range 10 [Member]
Statement [Line Items]
Options Outstanding | shares	25,000	25,000
Weighted Average Remaining Life In Years	3 years 10 months 9 days
Exercise Price | $ / shares	$ 3.60
Expiry Date	Aug. 10, 2027
Exercise Price Range 11 [Member]
Statement [Line Items]
Options Outstanding | shares	9,750	9,750
Weighted Average Remaining Life In Years	4 years
Exercise Price | $ / shares	$ 2.40
Expiry Date	Sep. 30, 2027
Exercise Price Range 12 [Member]
Statement [Line Items]
Options Outstanding | shares	5,625	5,625
Weighted Average Remaining Life In Years	4 years 3 days
Exercise Price | $ / shares	$ 2.48
Expiry Date	Oct. 01, 2027
Exercise Price Range 13 [Member]
Statement [Line Items]
Options Outstanding | shares	20,479	20,479
Weighted Average Remaining Life In Years	4 years 1 month 2 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Oct. 31, 2027
Exercise Price Range 14 [Member]
Statement [Line Items]
Options Outstanding | shares	33	33
Weighted Average Remaining Life In Years	4 years 1 month 6 days
Exercise Price | $ / shares	$ 315.95
Expiry Date	Nov. 03, 2027
Exercise Price Range 15 [Member]
Statement [Line Items]
Options Outstanding | shares	68,123	68,123
Weighted Average Remaining Life In Years	4 years 2 months 1 day
Exercise Price | $ / shares	$ 2.60
Expiry Date	Dec. 01, 2027
Exercise Price Range 16 [Member]
Statement [Line Items]
Options Outstanding | shares	11,250	11,250
Weighted Average Remaining Life In Years	4 years 6 months
Exercise Price | $ / shares	$ 5.40
Expiry Date	Mar. 31, 2028
Exercise Price Range 17 [Member]
Statement [Line Items]
Options Outstanding | shares	80,099	80,099
Weighted Average Remaining Life In Years	5 years 7 months 28 days
Exercise Price | $ / shares	$ 3.64
Expiry Date	May 26, 2029
Exercise Price Range 18 [Member]
Statement [Line Items]
Options Outstanding | shares	3,311	3,311
Weighted Average Remaining Life In Years	6 years 1 month 9 days
Exercise Price | $ / shares	$ 2.60
Expiry Date	Nov. 07, 2029
Warrant And Option [Member] | Exercise Price Range 1 [Member]
Statement [Line Items]
Options Outstanding | shares	712	712
Weighted Average Remaining Life In Years	3 days
Exercise Price | $ / shares		$ 29.48
Expiry Date	Oct. 02, 2023
Warrant And Option [Member] | Exercise Price Range [Member]
Statement [Line Items]
Options Outstanding | shares	415,288	415,288
Weighted Average Remaining Life In Years	3 years 2 months 12 days
Exercise Price | $ / shares		$ 19.37
Warrant And Option [Member] | Exercise Price Range 2 [Member]
Statement [Line Items]
Options Outstanding | shares	7,229	7,229
Weighted Average Remaining Life In Years	6 months 29 days
Exercise Price | $ / shares		$ 22.75
Expiry Date	Apr. 28, 2024
Warrant And Option [Member] | Exercise Price Range 3 [Member]
Statement [Line Items]
Options Outstanding | shares	19,106	19,106
Weighted Average Remaining Life In Years	2 years 1 month 28 days
Exercise Price | $ / shares		$ 23.24
Expiry Date	Nov. 25, 2025
Warrant And Option [Member] | Exercise Price Range 4 [Member]
Statement [Line Items]
Options Outstanding | shares	41,310	41,310
Weighted Average Remaining Life In Years	2 years 3 months 25 days
Exercise Price | $ / shares		$ 21.30
Expiry Date	Jan. 22, 2026
Warrant And Option [Member] | Exercise Price Range 5 [Member]
Statement [Line Items]
Options Outstanding | shares	5,164	5,164
Weighted Average Remaining Life In Years	2 years 4 months 28 days
Exercise Price | $ / shares		$ 24.21
Expiry Date	Feb. 24, 2026
Warrant And Option [Member] | Exercise Price Range 6 [Member]
Statement [Line Items]
Options Outstanding | shares	10,328	10,328
Weighted Average Remaining Life In Years	2 years 5 months 1 day
Exercise Price | $ / shares		$ 22.75
Expiry Date	Mar. 02, 2026
Warrant And Option [Member] | Exercise Price Range 7 [Member]
Statement [Line Items]
Options Outstanding | shares	20,655	20,655
Weighted Average Remaining Life In Years	2 years 5 months 15 days
Exercise Price | $ / shares		$ 21.30
Expiry Date	Mar. 16, 2026
Warrant And Option [Member] | Exercise Price Range 8 [Member]
Statement [Line Items]
Options Outstanding | shares	22,721	22,721
Weighted Average Remaining Life In Years	2 years 6 months 29 days
Exercise Price | $ / shares		$ 22.75
Expiry Date	Apr. 28, 2026
Warrant And Option [Member] | Exercise Price Range 9 [Member]
Statement [Line Items]
Options Outstanding | shares	47,507	47,507
Weighted Average Remaining Life In Years	2 years 9 months 3 days
Exercise Price | $ / shares		$ 24.69
Expiry Date	Jul. 05, 2026
Warrant And Option [Member] | Exercise Price Range 10 [Member]
Statement [Line Items]
Options Outstanding | shares	132,117	132,117
Weighted Average Remaining Life In Years	2 years 11 months 23 days
Exercise Price | $ / shares		$ 21.06
Expiry Date	Sep. 21, 2026
Warrant And Option [Member] | Exercise Price Range 11 [Member]
Statement [Line Items]
Options Outstanding | shares	4,131	4,131
Weighted Average Remaining Life In Years	3 years 4 months 17 days
Exercise Price | $ / shares		$ 16.95
Expiry Date	Feb. 16, 2027
Warrant And Option [Member] | Exercise Price Range 12 [Member]
Statement [Line Items]
Options Outstanding | shares	21,688	21,688
Weighted Average Remaining Life In Years	3 years 5 months 1 day
Exercise Price | $ / shares		$ 16.95
Expiry Date	Mar. 01, 2027
Warrant And Option [Member] | Exercise Price Range 13 [Member]
Statement [Line Items]
Options Outstanding | shares	19,622	19,622
Weighted Average Remaining Life In Years	3 years 5 months 23 days
Exercise Price | $ / shares		$ 16.95
Expiry Date	Mar. 23, 2027
Warrant And Option [Member] | Exercise Price Range 14 [Member]
Statement [Line Items]
Options Outstanding | shares	26,593	26,593
Weighted Average Remaining Life In Years	3 years 11 months 1 day
Exercise Price | $ / shares		$ 8.52
Expiry Date	Aug. 30, 2027
Warrant And Option [Member] | Exercise Price Range 15 [Member]
Statement [Line Items]
Options Outstanding | shares	6,455	6,455
Weighted Average Remaining Life In Years	3 years 11 months 1 day
Exercise Price | $ / shares	$ 9.68
Expiry Date	Aug. 30, 2027
Warrant And Option [Member] | Exercise Price Range 16 [Member]
Statement [Line Items]
Options Outstanding | shares	5,164	5,164
Weighted Average Remaining Life In Years	3 years 11 months 15 days
Exercise Price | $ / shares		$ 6.20
Expiry Date	Sep. 14, 2027
Warrant And Option [Member] | Exercise Price Range 17 [Member]
Statement [Line Items]
Options Outstanding | shares	4,131	4,131
Weighted Average Remaining Life In Years	4 years 1 month 24 days
Exercise Price | $ / shares		$ 9.68
Expiry Date	Nov. 21, 2027
Warrant And Option [Member] | Exercise Price Range 18 [Member]
Statement [Line Items]
Options Outstanding | shares	20,655	20,655
Weighted Average Remaining Life In Years	9 years 4 months 28 days
Exercise Price | $ / shares		$ 6.29
Expiry Date	Feb. 22, 2033